Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of presentation

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by US GAAP have been condensed or omitted. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The results of operations for the three and six months ended September 30, 2024, are not necessarily indicative of the results for the fiscal year ending March 31, 2025, or any future interim period.

These Condensed Consolidated Financial Statements follow the same significant accounting policies as those included in the audited Consolidated Financial Statements of the Company for the year ended March 31, 2024. In the opinion of management, these Condensed Consolidated Financial Statements reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the Condensed Consolidated Financial position, results of operations, and cash flows for these interim periods.

The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries and variable interest entities in which the Company is the primary beneficiary, including an entity in India and in other geographical locations. All intercompany accounts and transactions have been eliminated in the Condensed Consolidated Financial Statements herein.

(b)	Principles of consolidation

The Condensed Consolidated Financial Statements include the accounts of Zoomcar Holdings, Inc. and of its wholly owned subsidiaries and Variable Interest Entities (“VIE”) in which the Company is the primary beneficiary, including an entity in India and in other geographical locations (collectively, the “Company”).

The Company determines, at the inception of each arrangement, whether an entity in which it has made an investment or in which it has other variable interest is considered a VIE. The Company consolidates a VIE when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria:

i.	has the power to direct the activities that most significantly affect the economic performance of the VIE; and

ii.	has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

Periodically, the Company determines whether any changes in its interest or relationship with the entity impact the determination of whether the entity is still a VIE and, if so, whether the Company is the primary beneficiary.

As at September 30, 2024, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity	Method of consolidation
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.	Voting Interest
Zoomcar India Private Limited	India	Zoomcar, Inc.	Voting Interest
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.	Voting Interest
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.	Voting Interest
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd	Voting Interest
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.	VIE
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding	VIE
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd	VIE

In determining whether the VIE model was applicable to the subsidiaries the criteria prescribed under ASC 810 were examined as below:

-	The subsidiaries were incorporated as legal entities under the laws and regulations of the country in which they are incorporated.

-	The scope exemptions under ASC 810 were not applicable to the entities.

-	Zoomcar Holdings, Inc holds variable interest in all the subsidiaries by way of contribution towards equity and in the form of debt.

-	The entities are variable interest entities for Zoomcar Holdings, Inc since the legal entities do not have sufficient equity investment at risk and equity investors at risk.

For the purpose of equity interests, the interests held by employees are also considered under ASC 810 since employees are considered as de-facto agents. Thus, Zoomcar Egypt Car Rental LLC, Fleet Mobility Philippines Corporation, and Zoomcar Vietnam Mobility LLC are considered as wholly owned subsidiaries of Zoomcar, Inc and step-down subsidiaries of Zoomcar Holdings, Inc.

Through the direct and indirect interest that Zoomcar Holdings, Inc. holds in the subsidiaries, Zoomcar Holdings, Inc. has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and has the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, Zoomcar Holdings, Inc. is the primary beneficiary to Zoomcar Egypt Car Rental LLC, Zoomcar Vietnam Mobility LLC and Fleet Mobility Philippines Corporation under the VIE model. Zoomcar, Inc., Zoomcar India Private Limited, Zoomcar Netherlands Holding B.V, Fleet Holding Pte Ltd and PT Zoomcar Indonesia Mobility Service are consolidated as per the voting interest model.

On August 14, 2023, Zoomcar Vietnam Mobility LLC has voluntarily filed application for bankruptcy with the local authorities of Vietnam. In accordance with ASC 205-30, the liquidation of the VIE is imminent and thus, the financial statements of VIE are prepared on a liquidation basis, which entails valuing assets at their estimated net realizable values and recording liabilities at their expected settlement amounts. Further, in accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary.

On May 30, 2024, PT Zoomcar Indonesia Mobility Services has closed down its operations due to decrease in bookings and increased difficulties in carrying out the day-to-day operations. Further, on June 3, 2024, Zoomcar Egypt Car Rental LLC has closed down its operations due to decrease in operations and rising economic difficulties.

The assets/liabilities consolidated for the VIE are not material.

(c)	Use of estimates and assumptions

The use of estimates and assumptions as determined by management is required in the preparation of the Condensed Consolidated Financial Statements in conformity with US GAAP. These estimates are based on management’s evaluation of historical trends and other information available when the Condensed Consolidated Financial Statements are prepared and may affect the amounts reported and related disclosures. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.

The significant estimates, judgments and assumptions that affect the Condensed Consolidated Financial Statements include, but are not limited to; are:

a.	Estimation of defined benefit obligation

b.	Fair value measurement of financial instruments

c.	Fair value measurement of share-based payments

d.	Leases – assumption to determine the incremental borrowing rate

e.	Valuation allowance on deferred tax assets

f.	Estimation of utilization of balances with government authorities

(d)	Revenue recognition

During the six months ended September 30, 2024 and September 30, 2023, the Company derives its revenue principally from the following:

Facilitation revenue (“Host services”)

The Company launched its platform “Zoomcar Host Services” during the year ended March 2022. Zoomcar Host Services is a marketplace feature of the platform that helps owners of vehicles (“Hosts/ Customer/Lessors”) connect with users (“Renters/Lessee”) in temporary need of a vehicle on leasehold basis for their personal use.

Facilitation Services revenue consists of facilitation fees charged to Hosts, net of incentives and refunds and trip protection charged to the Renters. The Company charges facilitation fees to its customers as a percentage of the value of the total booking, excluding taxes. The Company collects both the booking value on behalf of the Host and the trip protection charges from the renter. On a daily basis the Company, or its third-party payment processors, disburse the booking value to the host, less the fees due from the host to the Company. The amounts charged for trip fees for the Marketplace service vary based on factors such as the vehicle type, the day of the week, time of the trip, and the duration of the trip. Hence, the Company’s primary performance obligation in the transaction towards the Host is to facilitate the successful completion of the rental transaction and towards the renter is to offer trip protection.

Customer support is rendered to both the Host (customer/lessor) and the renter (lessee). Company being the intermediary between the two provides its platform through which all communication takes place related to any services e.g., extension of trip period. Such services also include the normal customer support related to any vehicle breakdowns, tracking of vehicles, renter background checks, vehicle ownership checks and various other activities which are part of an ongoing set of series required for successful listing, renting and completion of trip. These activities are not distinct from each other and are not separate performance obligations. As a result, these series of services integrate together to form a single performance obligation.

In case of booking value collected from the renter on behalf of the Host, the Company evaluates the presentation of revenue on a gross versus net basis based on whether or not it is the principal(gross) or the agent (net) in the transaction. The Company considers whether it controls the right to use the vehicle before control is transferred to the renter. Indicators of control that the Company considers include whether the Company is primarily responsible for fulfilling the promise associated with the booking of the vehicle, whether it has inventory risk associated with the vehicle, and whether it has discretion in establishing the prices for the vehicles booked. The Company determined that it does not establish pricing for vehicles listed on its platform and does not control the right to use the host’s vehicle at any time before, during, or after completion of a trip booked on the Company’s platform. Accordingly, the Company has concluded that it is acting in an agent capacity, and revenue is presented net reflecting the facilitation fees received from the Marketplace service. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Revenue is recognized ratably over the trip period. The Company recognizes facilitation revenue from these performance obligations on a straight-line basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line basis over the duration of the extension period.

The Company offers vehicle listing incentive programs to hosts. The incentives are recorded in accordance with ASC 606- 10-32-25 and ASC 606-10-32-27 as a reduction to revenue and in cases where the amount of incentive paid to the Host are above the facilitation fees earned from that Host on cumulative basis, the excess of the revenue amount is recorded as a marketing expense in the Condensed Consolidated Statements of Operations. These incentives are offered as part of overall marketing strategy of the Company and incentivize the hosts to refer the platform. No incentives were paid during the three and six months ended September 30, 2024.

Loyalty program

The Company offers loyalty program, Z-Points, wherein customers are eligible to earn loyalty points that are redeemable for payment towards facilitation fees. Under ASC 606, each transaction that generates loyalty points results in the deferral of revenue equivalent to the retail value at the date the points are earned. The associated revenue is recognized when the customer redeems the loyalty points at some time in future. The retail value of points is estimated based on the current retail value measured as of the date the loyalty points are earned, less an estimated amount representing loyalty points that are not expected to be redeemed (“breakage”). Breakage is reviewed on an annual basis and includes significant assumptions such as historical breakage trends, internal Company forecasts and extended redemption period, if any. As at September 30, 2024 and March 31, 2024, the Company’s deferred revenue balance amounted to $20,467 and $96,710 respectively and is included in Contract Liabilities in the Condensed Consolidated Balance Sheets.

Contract Liabilities

Contract Liabilities primarily consists of obligations to customers for advance received against bookings, revenue-share payable to customers for vehicles listed by them on Company’s portal for short-term rentals and related to Company’s points-based loyalty program. As per ASC 606- 10-50-14 the Company does not aggregate the amount of transaction price allocated to remaining performance obligations as required under ASC 606-10-50-13, since the company’s performance obligation is a part of a contract that has an original expected duration of one year or less.

(e)	Accounts receivable, net of allowance

Accounts receivables are stated net of allowances and primarily represent corporate debtors and dues from payment gateways for amounts paid by customers. In case of corporate debtors, the payment terms generally include a credit of 30-60 days. The amounts receivable from payment gateways are settled within 2 days.

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. The Company estimates its exposure to balances deemed to be uncollectible based on factors including known facts and circumstances, historical experience, and the age of the uncollected balances. Accounts receivable balances are written off against the allowance of credit losses after all means of collection has been exhausted and potential recovery is considered remote.

(f)	Other receivables

Other receivables include amounts recoverable from host. The receivable from host is adjusted for an allowance on account of host who have not been active on the platform for more than 90 days.

(g)	Balances with government authorities – Input Tax Credit

Balances with government authorities represent the tax credit with government agencies which are recognized when the Company has performed the required services and when they meet the eligibility criteria outlined in the applicable government regulations.

The input tax credits are related to Indian Goods and Service Tax (“GST”). These balances are classified based on their expected period of utilization of future GST credit and GST debit that comes from domestic purchases and sales of services, respectively. If the tax credits are expected to be utilized within twelve months from the reporting date, they are classified as current assets. If the tax credits are not expected to be utilized within twelve months from the reporting date, they are classified as non-current assets.

(h)	Assets held for sale

The Company classifies vehicles to be disposed of as held for sale in the period in which they are available for immediate sale in their present condition and the sale is probable and expected to be completed within one year. The Company initially measures assets held for sale at the lower of their carrying value or fair value less costs to sell and assesses their fair value annually until disposed. The fair value of Assets held for sale not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an asset are observable, the Valuation is included in Level 2.

In case of certain vehicles which are not sold within one year from date of classification, the Company reassess the carrying value of the assets to adjust it for the realizable value.

(i)	Stock-based compensation

The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of US GAAP, which requires compensation cost for grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company includes a forfeiture estimate in the amount of compensation expense being recognized based on the Company’s estimate of equity instruments that will eventually vest. The fair value of stock-based awards, granted or modified, is determined on the grant date at fair value, using appropriate valuation techniques.

For stock options with service-based vesting conditions only, the valuation model, typically the Black-Scholes option-pricing model, incorporates various assumptions including expected stock price volatility, expected term, and risk-free rates. Stock options with graded vesting the fair- value-based measure is estimated of the entire award by using a single weighted-average expected term. The Company estimated the volatility of Common Stock on the date of the grant based on weighted-average historical stock price volatility of comparable publicly traded companies in its industry group. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a term equal to the expected term. The Company estimates the term based on the simplified method for employee stock options considered to be “plain vanilla” options as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The expected dividend yield is 0.0% as the Company has not paid and does not anticipate paying dividend on its Common Stock.

The Company estimates a forfeiture rate on an annual basis for the purpose of computation of stock-based compensation expense.

In case of cancellation of stock-based awards with no concurrent grant of a replacement award or other valuable consideration, any unrecognized compensation cost is recognized immediately on the cancellation date.

(j)	Debt

The debt instruments of the Company consist of debentures and term loans from financial institutions. The Company based on available proceeds makes periodic prepayments of scheduled instalments and the same has been accounted for under ASC 470-50.

Redeemable Promissory Notes

During the six months ended September 30, 2024,  the Company has issued Redeemable Promissory Notes which are repayable at the principal value on maturity date and has been accounted for under ASC 470-10. The Company issued these Redeemable Promissory notes on discount and incurred expenses on issue of the Redeemable Promissory Notes. As per ASC 835, the discount and the expenses incurred on issue of the Redeemable Promissory Notes have been amortized over the period of the Redeemable Promissory note on a straight-line basis. The Redeemable Promissory Notes liabilities have been presented net off the discount and issue expenses.

Debt Issuance costs

Debt issuance costs consist primarily of arrangement fees paid to Placement agent, professional fees and legal fees. These costs are netted off with the related debt and are being amortized to interest expense over the term of the related.

The debt has been classified into current or non-current based on the payment terms of the debt instruments. Non-current obligations are those scheduled to mature beyond twelve months from the date of the Company’s Condensed Consolidated Balance Sheets.

(k)	Warrants

When the Company issues warrants, it evaluates the balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the Condensed Consolidated Balance Sheets. In accordance with ASC 815- 40, Derivatives and Hedging- Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the Condensed Consolidated Balance Sheets at fair value with any changes in its fair value recognized currently in the Condensed Consolidated Statement of Operations.

(a)	Warrants issued along with Redeemable Promissory Note:

During the six months ended September 30, 2024, the Company issued warrants along with Redeemable Promissory Note and as consideration to placement agents for the issuance of the Redeemable Promissory Note.

These warrants were classified as equity in accordance with ASC 815-40 since all the conditions required for equity classification are met. Upon issuance of the warrant, the Company had allocated a portion of the proceeds from the issuance of its Redeemable Promissory Note to the warrant based on the relative fair values of warrants and Redeemable Promissory Note in accordance with ASC 820.

(b)	Warrants issued along with SSCPN and to placement agent (‘Derivative financial instrument’):

During the year ended March 31, 2024, the Company issued warrants along with Senior Subordinated Convertible Promissory Note (“SSCPN)” and as consideration to placement agents for the issuance of SSCPN.

These warrants were deemed derivative instruments in accordance with ASC 815-10-15-83 since they contained an underlying, had cash less payment provisions, that could have been net settled in shares and had a very minimal initial net investment. Accordingly, the derivatives were measured at fair value and subsequently revalued at each reporting date until the close of Reverse Recapitalization consummated during year ended March 31, 2024.

(c)	Warrants issued to preferred stockholders:

Before the date of reverse recapitalization, the Company had warrants issued to preferred stockholders convertible into preferred stocks and Common Stocks which were issued during the year ended March 31, 2022, and were classified as liabilities and equity respectively.

Each unit of Series E preferred stock issued by the Company consisted of one Series E preferred stock and a warrant which entitled the holder to purchase one share of Common Stock of the Company on the satisfaction of certain conditions. Warrants were also issued to placement agencies of the Series E and Series E1 which included the following two categories: a) warrants to purchase Common Stock of the company; and b) warrants to purchase Series E and Series E1 shares.

Warrants to be converted into Common Stock:

The Company’s warrants to purchase Common Stock were classified as equity. Upon issuance of the warrant, the Company had allocated a portion of the proceeds from the issuance of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock (“Preferred stock warrant liability”):

The Company’s warrants to purchase convertible preferred stock were classified as a liability and were held at fair value as the warrants were exercisable for contingently redeemable preferred stock, which was classified outside of stockholders’ deficit.

The warrant instruments classified as liabilities were subject to re-measurement at each balance sheet date, and any change in fair value was recognized as a component of finance costs.

The Company continued to adjust the liability classified warrant for changes in the fair value until the Reverse Recapitalization transaction at which time the warrants were reclassified to additional paid-in-capital.

(l)	Financial liabilities measured at fair value

Convertible Promissory notes (“Notes”), Senior Subordinated Convertible Promissory Note (“SSCPN”) and Unsecured Convertible Note (“Atalaya Note”)

During the year ended March 31, 2024 the Company issued Notes and SSCPN. The Company evaluated the balance sheet classification for these instruments either as liabilities or equity, and accounting for conversion feature. As per ASC 480-10-25-14, the Notes and SSCPN were classified as liabilities because the Company intended to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. However, the Company had elected fair value option for these Notes and SSCPN, as discussed below and thus did not bifurcate the embedded conversion feature.

Fair Value Option (“FVO”) Election

The Company accounted for Notes and SSCPN under the fair value option election of ASC 825, Financial Instruments (“ASC-825”) as discussed below.

The Notes and SSCPN accounted under the FVO election which were debt host financial instruments containing conversion features which otherwise would be required to be assessed for bifurcation from the debt-host and recognized as separate derivative liabilities subject to measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the “fair value option” (“FVO”) election, to the extent not otherwise prohibited by ASC 825-10-15- 5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, was recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized under Finance costs shown as “Change in fair value of Notes” and “Change in fair value of SSCPN” in the accompanying Condensed Consolidated Statement of Operations. With respect to the above Notes and SSCPN, as provided for by ASC 825-10-50- 30(b), the estimated fair value adjustments were presented as a separate line item in the accompanying Condensed Consolidated Statement of Operations, since the change in fair value of the Notes and SSCPN payable were not attributable to instrument specific credit risk.

During the year ended March 31, 2024, as a result of consummation of the Business Combination by way of Reverse Recapitalization, the Notes and SSCPN outstanding were converted into 59,757 shares (5,975,686 shares prior to the Reverse Stock Split) of the Company’s Common Stock.

The SSCPN and Notes were adjusted for their carrying value through Condensed Consolidated Statement of Operations as on date of Reverse Recapitalization and credited at carrying value to the capital accounts upon conversion to reflect the stock issued.

During the year ended March 31, 2024, the Company issued an unsecured convertible note (“Atalaya Note) which had features similar to that of SSCPN and were accounted accordingly as enumerated above.

(m)	Net profit/(loss) per share attributable to Common Stockholders

The Company computes net profit/(loss) per share using the two-class method required for participating securities. The two-class method requires income available to Common Stockholders for the period to be allocated between Common Stock and participating securities based upon their respective rights to receive dividends as if all the income for the period had been distributed. The Company’s convertible preferred stock is participating security. The holders of the convertible preferred stock would be entitled in preference to common shareholders, at specified rate, if declared.

Then any remaining earnings would be distributed to the holders of Common Stock and convertible preferred stock on a pro-rata basis assuming conversion of all convertible preferred stock into Common Stock. This participating security do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities.

The Company’s basic profit/(loss) per share is computed using the weighted-average number of ordinary shares outstanding during the period. The diluted profit/(loss) per share is computed by considering the impact of potential issuance of Common Stock on the weighted average number of shares outstanding during the period, except where the results would be anti-dilutive.

(n)	Provisions and accrued expenses

A provision is recognized in the Condensed Consolidated Balance Sheets when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract. The Company does not have any onerous contracts.

(o)	Fair value measurements and financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company uses the fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy, as defined below, gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are set forth below:

Level 1	Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of assets or liabilities.

Level 3	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

During the six months ended September 30, 2024, the Company’s primary financial instruments included cash and cash equivalents, investments, accounts receivables, other financial assets, accounts payable, debt, unsecured convertible note, redeemable promissory note and other financial liabilities. The estimated fair value of cash equivalents, accounts receivable, accounts payable, redeemable promissory note and accrued liabilities approximate their carrying value due to short-term maturities of these instruments.

(p)	Troubled debt restructuring

As per ASC 470-60 Troubled Debt Restructuring (TDR) refers to a situation where the creditor, grants concessions to a borrower experiencing financial difficulties. These concessions may include modifications to the terms of the payable, such as reducing the interest rate, extending the repayment period, or forgiving a portion of the payable. Such restructuring is done with the intent to provide relief to the borrower and to maximize the potential for payable recovery by the Company.

In accordance with ASC 470-60, when the total future cash payments under the new terms are less than the carrying amount of the payable at the date of restructuring, the difference between the carrying amount and the total future cash payments is recognized as a ‘Gain on Troubled Debt Restructuring’ in the Condensed Consolidated Financial Statements. This gain is recorded immediately in the period the restructuring occurs.

If the total future cash payments under the new terms exceed the carrying amount of the payable at the date of restructuring, no adjustment to the carrying amount of the payable is made. Instead, the company calculates a New Effective Interest Rate (EIR) based on the revised terms of the restructured payable. The debt is then amortized over the remaining life of the payable using the new EIR, with interest expense recognized based on this rate in future periods.

(q)	Segment information

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. The Company’s CODM is its Board of Directors. The Company has determined it has one operating and reportable segment as the CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance.

(r)	Common Stock Reverse Split

In October 2024, the Company effectuated a one-for-hundred reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect these stock splits. See Note 4 for additional disclosure.

(s)	Recent Accounting Pronouncements

Accounting Pronouncement Pending Adoption

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, “Segment Reporting (ASC 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. This update does not have any impact on the Company’s Condensed Consolidated Financial Statements.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our Condensed Consolidated Financial Statements disclosures.

In March 2024, the FASB issued ASU 2024-02 Codification Improvements – Amendments to Remove References to the Concept Statements to provide amendments to the Codification that remove references to various FASB Concepts Statements. ASU 2024-02 is effective for our annual periods beginning December 15, 2024, with early adoption permitted. This update does not have any impact on the Company’s Condensed Consolidated Financial Statements.

There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its Condensed Consolidated Financial Statements or disclosures.

2.	Summary of Significant Accounting Policies

i.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and variable interest entities in which the Company is the primary beneficiary, including an entity in India and in other geographical locations. All intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.

ii.	Principles of consolidation

The consolidated financial statements include the accounts of Zoomcar Holdings, Inc. and of its wholly owned subsidiaries and Variable Interest Entities (“VIE”) in which the Company is the primary beneficiary, including an entity in India and in other geographical locations (collectively, the “Company”).

The Company determines, at the inception of each arrangement, whether an entity in which it has made an investment or in which it has other variable interest is considered a VIE. The Company consolidates a VIE when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria:

(i)	has the power to direct the activities that most significantly affect the economic performance of the VIE; and

(ii)	has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

Periodically, the Company determines whether any changes in its interest or relationship with the entity impact the determination of whether the entity is still a VIE and, if so, whether the Company is the primary beneficiary.

As at March 31, 2024, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity	Method of consolidation
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.	Voting Interest
Zoomcar India Private Limited	India	Zoomcar, Inc.	Voting Interest
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.	Voting Interest
Fleet Holding Pte Ltd	Singapore	Zoomcar, Inc.	Voting Interest
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte Ltd	Voting Interest
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.	VIE
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding B.V	VIE
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte Ltd	VIE

In determining whether the VIE model was applicable to the subsidiaries the criteria prescribed under ASC 810 were examined as below:

-	The subsidiaries were incorporated as legal entities under the laws and regulations of the country in which they are incorporated.

-	The scope exemptions under ASC 810 were not applicable to the entities.

-	Zoomcar Holdings, Inc holds variable interest in all the subsidiaries by way of contribution towards equity and in the form of debt.

-	The entities are variable interest entities for Zoomcar Holdings, Inc since the legal entities do not have sufficient equity investment at risk and equity investors at risk.

For the purpose of equity interests, the interests held by employees are also considered under ASC 810 since employees are considered as de-facto agents. Thus, Zoomcar Egypt Car Rental LLC, Fleet Mobility Philippines Corporation, and Zoomcar Vietnam Mobility LLC are considered as wholly owned subsidiaries of Zoomcar, Inc and step-down subsidiaries of Zoomcar Holdings, Inc

Through the direct and indirect interest that Zoomcar Holdings, Inc. holds in the subsidiaries, Zoomcar Holdings, Inc. has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and has the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, Zoomcar Holdings, Inc. is the primary beneficiary with respect to all the subsidiaries and consolidates the subsidiaries under the VIE model except Zoomcar India Private Limited, Zoomcar Netherlands Holding B.V, Fleet Holding Pte Ltd and PT Zoomcar Indonesia Mobility Service which are consolidated as per the voting interest model.

On August 14, 2023, Zoomcar Vietnam Mobility LLC has voluntarily filed application for bankruptcy with the local authorities of Vietnam. In accordance with ASC 205-30, the liquidation of the VIE is imminent and thus the financial statements of VIE are prepared on a liquidation basis, which entails valuing assets at their estimated net realizable values and recording liabilities at their expected settlement amounts. Further, in accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. Refer Note 33.

The assets/liabilities consolidated for the VIE are not material.

iii.	Use of estimates and assumptions

The use of estimates and assumptions as determined by management is required in the preparation of the consolidated financial statements in conformity with US GAAP. These estimates are based on management’s evaluation of historical trends and other information available when the consolidated financial statements are prepared and may affect the amounts reported and related disclosures. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.

The significant estimates, judgments and assumptions that affect the consolidated financial statements include, but are not limited to; are:

a.	Estimation of defined benefit obligation

b.	Estimation of useful lives and residual values of property, plant & equipment and intangible assets

c.	Fair value measurement of financial instruments

d.	Fair value measurement of share based payments

e.	Leases – assumption to determine the incremental borrowing rate

f.	Valuation allowance on deferred tax assets

g.	Estimation of utilization of balances with government authorities

iv.	Currency translation

The consolidated financial statements are presented in US Dollars (“$”) which is the reporting currency of the Company. Monetary assets and liabilities, and transactions denominated in currencies other than the functional currency are remeasured at the exchange rate on the balance sheet date and nonmonetary assets and liabilities are measured at historical exchange rates. The gains and losses resulting from remeasurement are recorded as foreign exchange gains (losses), within other income (expense), in the Consolidated Statement of Operations.

The functional currency of the Company’s foreign subsidiaries is either the local currency or U.S. dollar depending on the nature of the subsidiaries’ activities. The Company determines the functional currency for each of its foreign subsidiaries by reviewing their operations and currencies used in their primary economic environments.

Assets and liabilities of the subsidiaries with functional currency other than U.S. Dollar are translated into U.S. Dollar at the rate of exchange existing at the Balance Sheet date. Retained earnings and other equity items are translated at historical rates, revenues and expenses are translated at average exchange rates during the year. Foreign currency translation adjustments are recorded within accumulated other comprehensive income, a separate component of total equity (deficit).

v.	Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss), net of tax. Other comprehensive income (loss), net of tax, refers to revenue, expenses, gains, and losses that under generally accepted accounting principles are recorded as an element of members’ equity but are excluded from net income (loss). The Company’s other comprehensive income (loss), net of tax, consists of foreign currency translation adjustments that result from consolidation of its foreign entities and actuarial gain/ (loss) on defined benefit obligations.

vi.	Revenue recognition

During the year ended March 31, 2024 and 2023, the Company derives its revenue principally from the following:

Facilitation revenue (“Host services”)

The Company launched its platform “Zoomcar Host Services” during the year ended March 2022. Zoomcar Host Services is a marketplace feature of the platform that helps owners of vehicles (“Hosts/ Customer/Lessors”) connect with users (“Renters/Lessee”) in temporary need of a vehicle on leasehold basis for their personal use.

Facilitation Services revenue consists of facilitation fees charged to Hosts, net of incentives and refunds and trip protection charged to the Renters. The Company charges facilitation fees to its customers as a percentage of the value of the total booking, excluding taxes. The Company collects both the booking value on behalf of the Host and the trip protection charges from the renter. On a daily basis the Company, or its third-party payment processors, disburse the booking value to the host, less the fees due from the host to the Company. The amounts charged for trip fees for the Marketplace service vary based on factors such as the vehicle type, the day of the week, time of the trip, and the duration of the trip. Hence, the Company’s primary performance obligation in the transaction towards the Host is to facilitate the successful completion of the rental transaction and towards to the renter is to offer trip protection.

Customer support is rendered to both the Host (customer/lessor) and the renter (lessee). Company being the intermediary between the two provides its platform through which all communication takes place related to any services e.g., extension of trip period. Such services also include the normal customer support related to any vehicle breakdowns, tracking of vehicles, renter background checks, vehicle ownership checks and various other activities which are part of an ongoing set of series required for successful listing, renting and completion of trip.

These activities are not distinct from each other and are not separate performance obligations. As a result, these series of services integrate together to form a single performance obligation.

In case of booking value collected from the renter on behalf of the Host, the Company evaluates the presentation of revenue on a gross versus net basis based on whether or not it is the principal(gross) or the agent (net) in the transaction. The Company considers whether it controls the right to use the vehicle before control is transferred to the renter. Indicators of control that the Company considers include whether the Company is primarily responsible for fulfilling the promise associated with the booking of the vehicle, whether it has inventory risk associated with the vehicle, and whether it has discretion in establishing the prices for the vehicles booked. The Company determined that it does not establish pricing for vehicles listed on its platform and does not control the right to use the host’s vehicle at any time before, during, or after completion of a trip booked on the Company’s platform. Accordingly, the Company has concluded that it is acting in an agent capacity, and revenue is presented net reflecting the facilitation fees received from the Marketplace service. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Revenue is recognized ratably over the trip period. The Company recognizes facilitation revenue from these performance obligations on a straight-line basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line basis over the duration of the extension period.

The Company offers various incentive programs to hosts, including minimum guaranteed listing fees and vehicle listing bonus payments. The incentives are recorded in accordance with ASC 606- 10-32-25 and ASC 606-10-32-27 as a reduction to revenue and in cases where the amount of incentive paid to the Host are above the facilitation fees earned from that Host on cumulative basis the excess of the revenue amount is recorded as a marketing expense in the Consolidated Statement of Operations. These incentives are offered as part of overall marketing strategy of the company and incentivize the hosts to refer the platform. During the year ended March 31, 2023, company has stopped providing minimum guaranteed listing fees incentive.

Self-drive rentals

Till July 2022, Zoomcar operated a fleet of rental vehicles comprising of both vehicles owned by them and vehicles leased from third-party leasing companies. The Company either leased or subleased vehicles to its customers as a result, the Company had considered itself to be the accounting lessor or sublessor, as applicable, in these arrangements in accordance with ASC 842.

Rental revenues were recognized for rental and rental related activities on a straight-line basis evenly over the period of where an identified asset is transferred to the customer and the customer had the ability to control that asset in accordance with ASC 842. Transaction price charged by the Company was as per agreed rates between the Company and the customer. In the case of leased vehicles, the Company was solely responsible for paying vehicle lease costs to the lessor regardless of whether the vehicles were booked for use by guests on the platform and accordingly recognized vehicle lease revenue on a gross basis.

For vehicles that are subleased, sublease income and related lease expense for these transactions were recognized on a gross basis in the consolidated financial statements.

Rental periods are generally short-term in nature and are classified as operating leases.

The Company collects taxes assessed by a governmental authority inclusive in its rentals and remits the same to the authority. Accordingly, such amounts are not included as a component of revenue.

Loyalty program

The Company offers loyalty program, Z-Points, wherein customers are eligible to earn loyalty points that are redeemable for payment towards facilitation fees, self-drive rentals and vehicle subscriptions. Under ASC 606 and ASC 842, each transaction that generates loyalty points results in the deferral of revenue equivalent to the retail value at the date the points are earned. The associated revenue or rental is recognized when the customer redeems the loyalty points at some time in future. The retail value of points is estimated based on the current retail value measured as of the date the loyalty points are earned, less an estimated amount representing loyalty points that are not expected to be redeemed (“breakage”). Breakage is reviewed on an annual basis and includes significant assumptions such as historical breakage trends, internal Company forecasts and extended redemption period, if any. As at March 31, 2024 and March 31, 2023, the Company’s deferred revenue balance amounted to $96,710 and $260,705 respectively.

Contract liabilities

Contract liabilities primarily consists of obligations to customers for advance received against bookings, revenue-share payable to customers for vehicles listed by them on Company’s portal for short-term rentals and related to Company’s points-based loyalty program.

vii.	Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances. Cash and cash equivalents are recorded at cost, which approximates fair value.

Cash and cash equivalents include amounts collected on behalf of but not yet remitted to the Hosts which are included in accrued and other current liabilities in the consolidated financial statements.

viii.	Accounts receivable, net of allowance

Accounts receivables are stated net of allowances and primarily represent corporate debtors and dues from payment gateways for amounts paid by customers. In case of corporate debtors, the payment terms generally include a credit of 30-60 days. The amounts receivable from payment gateways are settled within 2 days.

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. The Company estimates its exposure to balances deemed to be uncollectible based on factors including known facts and circumstances, historical experience, and the age of the uncollected balances. Accounts receivable balances are written off against the allowance of credit losses after all means of collection has been exhausted and potential recovery is considered remote.

ix.	Other receivables

Other receivables include amounts recoverable from host. The receivable from host is adjusted for an allowance on account of host which are not active on the platform for more than 90 days.

x.	Balances with government authorities – Input Tax Credit

Balances with government authorities represent the tax credit with government agencies which are recognized when the Company has performed the required services and when they meet the eligibility criteria outlined in the applicable government regulations.

The input tax credits are related to Indian Goods and Service Tax (“GST”). These balances are classified based on their expected period of utilization of future GST credit and GST debit that comes from domestic purchases and sales of services, respectively. If the tax credits are expected to be utilized within twelve months from the reporting date, they are classified as current assets. If the tax credits are not expected to be utilized within twelve months from the reporting date, they are classified as non-current assets.

xi.	Concentration of credit risk

Cash and cash equivalents, investments, other receivables, and accounts receivable are potentially subject to credit risk concentration. The Company has not experienced any material losses related to these concentrations during the years presented. No customers accounted for 10% or more of revenue for the years ended March 31, 2024 and 2023.

xii.	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives.

The devices installed on host vehicles in the marketplace business have been depreciated over 5 years with a residual value of 0 -30%.

When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the Consolidated Balance Sheet and any resulting gain or loss is reflected on the Consolidated Statement of Operations in the period realized.

xiii.	Assets held for sale

The Company classifies vehicles to be disposed of as held for sale in the period in which they are available for immediate sale in their present condition and the sale is probable and expected to be completed within one year. The Company initially measures assets held for sale at the lower of their carrying value or fair value less costs to sell and assesses their fair value annually until disposed. The fair value of Assets held for sale not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an asset are observable, the Valuation is included in Level 2.

The Company has a policy of disposing vehicles once it has crossed 120,000 kilometers (approx. 75,000 miles) in order to ensure that customer experience is maintained at a premium level. In addition, the Company also disposes vehicles early if it has met with accident and is no more fit for use in the business once the insurance claims are realized on these vehicles.

In case of certain vehicles which are not sold within one year from date of classification, the Company reassess the carrying value of the assets to adjust it for the realizable value.

xiv.	Impairment

Long-lived assets such as property and equipment, right-of-use assets and intangible assets that are held and used by the Company are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company monitors the long-lived assets for impairment indicators on an on-going basis. If impairment indicators exist, the Company determines the recoverability of the asset by comparing the undiscounted cash flows expected to be generated from the use and eventual disposition the long-lived asset groups to the related net book values. If the net book value of the asset group exceeds the undiscounted cash flows, an impairment loss is recognized as the difference between the carrying value of the asset and its estimated fair value.

The Company estimate cash flows and fair value using internal budgets based on recent sales data and economic uncertainties. The key factors that affect estimates are (1) future revenue estimates; (2) customer preferences and decisions; and (3) product pricing. Any differences in actual results from the estimates could result in fair values different from the estimated fair values, which could materially affect our future results of operations and financial condition. The Company believes the projections of anticipated future cash flows and fair value assumptions are reasonable; however, changes in assumptions underlying these estimates could affect its valuations.

xv.	Leases

The Company has made a policy election not to separate non-lease components from lease components, therefore, it accounts for lease and non-lease components as a single lease component. The Company has also elected the short-term lease recognition exemption for all leases that qualify.

As a lessee

The Company determines if a contract contains a lease at the inception of the arrangement based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own.

If any of the following criteria are met, the Company classifies the lease as a financing lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term

Leases that do not meet any of the above criteria are accounted for as operating leases.

Right of use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. Lease liabilities represent the present value of lease payments not yet paid and ROU assets represent the Company’s right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of lease assets, if any.

Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Company’s leases is not readily determinable. The IBR is obtained from financial institutions based on the understanding of the Company’s credit rating and resulting interest rate the Company would have to pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

-	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

-	A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Company recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. However, if the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, any remaining amount is recognized as a gain on modification in the Consolidated Statement of Operations.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term. For finance leases, amortization is recorded on a straight-line basis over the lease term and interest using the effective interest method.

As a Lessor

In the year ended March 31, 2023, the Company’s lease arrangements included vehicle rentals to its ultimate customers. Certain lease arrangements included the options to extend or terminate the lease before the end of the lease term. Due to the short-term nature of these arrangements, the Company classified these leases as operating leases. The Company did not separate lease and non-lease components in its lessor lease arrangements. Lease payments were primarily fixed and were recognized as revenue in the period over which the lease arrangement occurs. There are no such lease arrangements in the year ended March 31, 2024.

xvi.	Investments

Investments in fixed deposits consist of term deposits with original maturities of more than three months with banks. These are designated as financial assets at amortized cost.

xvii.	Expenses

Cost of revenue

Cost of revenue expenses primarily consist of personnel-related compensation costs of local operations teams and teams who provide phone, email and chat support to users, repairs and maintenance expenses of vehicles, vehicle site rentals, devices depreciation, power, software support charges, payment gateway charges and other direct expenses.

Technology and development

Technology and development expenses primarily consist of personnel-related compensation costs and information technology and data science expenses. Technology and development costs are expensed as incurred.

Sales and marketing

Sales and marketing expenses primarily consist of personnel-related compensation costs, advertising expenses and marketing partnerships with third parties. Sales and marketing costs are expensed as incurred. Advertising expenses incurred for the year ended March 31, 2024 amounts to $4,479,219 (March 31, 2023: $3,329,731).

General and administrative

General and administrative expenses primarily consist of personnel-related compensation costs, professional services fees, administrative fees, depreciation, facility costs, and other corporate costs. General and administrative expenses are expensed as incurred.

Finance costs

Finance costs comprises interest cost on debt, transaction costs, fair value changes in financial instruments, SSCPN issue expenses, and interest expense on lease liabilities. Borrowing costs and interest on leases are recognized in the Consolidated Statement of Operations using the effective interest method.

xviii.	Employee benefits

Defined benefit plan

Employees in India are entitled to a defined benefit retirement plan covering eligible employees of the Company. The plan provides for a lump-sum payment to eligible employees, at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employees’ salary and tenure of employment. The Company’s benefit plan is unfunded.

Management makes certain assumptions relating to discount rates, salary growth, retirement rates, mortality rates and other factors when calculating annual amounts to be recognized. These assumptions are reviewed annually by management, assisted by the enrolled actuary, and updated as warranted.

Amortization of a net gain or loss included in accumulated other comprehensive income shall be included as a component of net pension cost for a year if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market- related value of plan assets. If amortization is required, the minimum amortization shall be that excess divided by the average remaining service period of active employees expected to receive benefits under the plan. Prior service cost is amortized on a straight-line basis from the date recognized over the average remaining service period of active participants, when applicable.

Compensated absences

The Company’s liability for compensated absences is determined based on an actuarial valuation using the projected unit credit method and is charged to Consolidated Statement of Operations in the year in which they accrue.

Defined contribution plan

Eligible employees of the Company in India participate in a defined contribution fund in accordance with the regulatory requirements in the Indian jurisdiction. Both the employee and the Company contribute an equal amount to the fund which is equal to a specified percentage of the employee’s salary.

The Company has no further obligation under defined contribution plans beyond the contributions made under these plans. Contributions are charged to profit or loss and are included in the Consolidated Statement of Operations in the year and/or period in which they accrue.

xix.	Stock-based compensation

The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of US GAAP, which requires compensation cost for grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company includes a forfeiture estimate in the amount of compensation expense being recognized based on the Company’s estimate of equity instruments that will eventually vest. The fair value of stock-based awards, granted or modified, is determined on the grant date at fair value, using appropriate valuation techniques.

For stock options with service-based vesting conditions only, the valuation model, typically the Black-Scholes option-pricing model, incorporates various assumptions including expected stock price volatility, expected term, and risk-free rates. Stock options with graded vesting the fair- value-based measure is estimated of the entire award by using a single weighted-average expected term. The Company estimated the volatility of common stock on the date of the grant based on weighted-average historical stock price volatility of comparable publicly traded companies in its industry group. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a term equal to the expected term. The Company estimates the term based on the simplified method for employee stock options considered to be “plain vanilla” options as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The expected dividend yield is 0.0% as the Company has not paid and does not anticipate paying dividend on its common stock.

The Company estimates a forfeiture rate on an annual basis for the purpose of computation of stock-based compensation expense. The rate is used consistently across the subsequent interim periods during the year.

In case of cancellation of stock-based awards with no concurrent grant of a replacement award or other valuable consideration, any unrecognized compensation cost is recognized immediately on the cancellation date.

xx.	Debt

The debt instruments of the Company consist of debentures and term loans from financial institutions. The Company based on available proceeds makes periodic prepayments of scheduled instalments and the same has been accounted under ASC 470-50.

The debt has been classified into current or non-current based on the payment terms of the debt instruments. Non-current obligations are those scheduled to mature beyond twelve months from the date of the Company’s Consolidated Balance Sheet.

xxi.	Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the Consolidated Balance Sheets. In accordance with ASC 815-40, Derivatives and Hedging- Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the Consolidated Balance Sheet at fair value with any changes in its fair value recognized currently in the Consolidated Statement of Operations.

(a)	Warrants issued along with SSCPN and to placement agent (‘Derivative financial instrument’):

During the year ended March 31, 2024 and March 31, 2023, the Company had issued warrants along with Senior Subordinated Convertible Promissory Note (“SSCPN)” as defined in SSCPN policy and as consideration to placement agents for the issuance of SSCPN.

These warrants were derivative in accordance with ASC 815-10-15-83 since they contained an underlying, had cash less payment provisions, that could have been net settled in shares and had a very minimal initial net investment. Accordingly, the derivatives were measured at fair value and subsequently revalued at each reporting date until the close of Reverse Recapitalization.

(b)	Warrants issued to preferred stockholders:

The Company also had preferred stocks and common stocks warrants (as described below) issued during the year ended March 31, 2022, and were classified as liabilities and equity respectively in Consolidated Balance Sheet as of March 31, 2023.

Each unit of Series E preferred stock issued by the Company consisted of one Series E preferred stock and a warrant which entitled the holder to purchase one share of common stock of the Company on the satisfaction of certain conditions. Warrants were also issued to placement agencies of the Series E and Series E1 which included the following two categories: a) warrants to purchase common stock of the company; and b) warrants to purchase Series E and Series E1 shares.

Warrants to be converted into Common Stock:

The Company’s warrants to purchase common stock were classified as equity. Upon issuance of the warrant, the Company had allocated a portion of the proceeds from the issue of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock (“Preferred stock warrant liability”):

The Company’s warrants to purchase convertible preferred stock were classified as a liability and were held at fair value as the warrants were exercisable for contingently redeemable preferred stock, which was classified outside of stockholders’ deficit.

The warrant instruments classified as liabilities were subject to re-measurement at each balance sheet date, and any change in fair value was recognized as a component of finance costs.

The Company continued to adjust the liability classified warrant for changes in the fair value until the Reverse Recapitalization transaction at which time the warrants have been reclassified to additional paid-in-capital. Refer note 18 and 19.

xxii.	Financial liabilities measured at fair value

Convertible Promissory notes (“Notes”), Senior Subordinated Convertible Promissory Note (“SSCPN”) and Unsecured Convertible Note (“Atalaya Note”)

During the year ended March 31, 2024 and March 31, 2023 the Company issued Notes and SSCPN. The Company evaluated the balance sheet classification for these instruments into debt or equity, and accounting for conversion feature. As per ASC 480-10-25-14, the Notes and SSCPN were classified as liabilities because the Company intended to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. However, the Company had elected fair value option for these Notes and SSCPN, as discussed below and thus did not bifurcate the embedded conversion feature.

Fair Value Option (“FVO”) Election

The Company accounts for Notes and SSCPN under the fair value option election of ASC 825, Financial Instruments (“ASC-825”) as discussed below.

The Notes and SSCPN accounted under the FVO election which were debt host financial instruments containing conversion features which otherwise would be required to be assessed for bifurcation from the debt-host and recognized as separate derivative liabilities subject to measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the “fair value option” (“FVO”) election, to the extent not otherwise prohibited by ASC 825-10-15-5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, was recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized under Finance costs shown as “Change in fair value of Notes” and “Change in fair value of SSCPN” in the accompanying Consolidated Statement of Operations. With respect to the above Notes and SSCPN, as provided for by ASC 825-10-50- 30(b), the estimated fair value adjustments were presented as a separate line items in the accompanying Consolidated Statement of Operations, since the change in fair value of the Notes and SSCPN payable were not attributable to instrument specific credit risk.

During the year ended March 31, 2024, as a result of consummation of the Business Combination by way of Reverse Recapitalization, the Notes and SSCPN outstanding were converted into 59,757 shares (5,975,686 shares prior to the Reverse Stock Split) of the Company’s Common Stock.

The SSCPN and Notes were adjusted for their carrying value through Consolidated Statement of Operations as on date of Reverse Recapitalization and credited at carrying value to the capital accounts upon conversion to reflect the stock issued.

During the year ended March 31, 2024, the Company issued an unsecured convertible note (“Atalaya Note) which had features similar to that of SSCPN and were accounted accordingly as enumerated above.

xxiii.	Net profit/(loss) per share attributable to common stockholders

The Company computes net profit/(loss) per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all the income for the period had been distributed. The Company’s convertible preferred stock is participating security. The holders of the convertible preferred stock would be entitled in preference to common shareholders, at specified rate, if declared.

Then any remaining earnings would be distributed to the holders of common stock and convertible preferred stock on a pro-rata basis assuming conversion of all convertible preferred stock into common stock. This participating security do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities.

The Company’s basic profit/(loss) per share is computed using the weighted-average number of ordinary shares outstanding during the period. The diluted profit/(loss) per share is computed by considering the impact of potential issuance of common stock on the weighted average number of shares outstanding during the period, except where the results would be anti-dilutive.

xxiv.	Provisions and accrued expenses.

A provision is recognized in the Consolidated Balance Sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract. The Company does not have any onerous contracts.

xxv.	Fair value measurements and financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company uses the fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy, as defined below, gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are set forth below:

Level 1	Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of assets or liabilities.

Level 3	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

During the year ended March 31, 2024, the Company’s primary financial instruments included cash and cash equivalents, investments, accounts receivables, other financial assets, accounts payable, debt, Atalaya Note and other financial liabilities. The estimated fair value of cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their carrying value due to short-term maturities of these instruments.

xxvi.	Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest related to unrecognized tax benefits in interest expense and penalties.

xxvii.	Contingencies

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

xxviii.	Segment information

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. The Company’s CODM is its Board of Directors. The Company has determined it has one operating and reportable segment as the CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance.

xxix.	Reclassification

Certain prior year amounts have been reclassified to conform with current year presentation. These changes did not have any effect on net loss, stockholder’s equity, the Consolidated Statement of Operations or the net change in cash and cash equivalents in the Consolidated Statement of Cashflows.

xxx.	Recent Accounting Pronouncements

Accounting Pronouncement Adopted

In July 2023, the FASB issued ASU 2023-03 - Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718). The ASU amends or supersedes various SEC paragraphs within the Codification to conform to past SEC announcements and guidance issued by the SEC. The ASU is effective immediately upon issuance and did not have a material impact on the Company’s consolidated financial statements.

Accounting Pronouncement Pending Adoption

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, “Segment Reporting (ASC 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. This update does not have any impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

In March 2024, the FASB issued ASU 2024-02 Codification Improvements – Amendments to Remove References to the Concept Statements to provide amendments to the Codification that remove references to various FASB Concepts Statements. ASU 2024-02 is effective for our annual periods beginning December 15, 2024, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its consolidated financial statements or disclosures.